Consolidated statements of changes in equity - EUR (€) € in Millions		Total		Impact of applying IFRIC agenda decision on IAS 19	[1]	Impact of applying IFRIC agenda decision on SaaS arrangements		Balance at January 1, 2019 after impact of IFRIC agenda decisions on IAS 19 and SaaS arrangements	[1]	Attributable to equity holders of Sanofi		Attributable to equity holders of Sanofi Impact of applying IFRIC agenda decision on IAS 19	[1]	Attributable to equity holders of Sanofi Impact of applying IFRIC agenda decision on SaaS arrangements	[1]	Attributable to equity holders of Sanofi Balance at January 1, 2019 after impact of IFRIC agenda decisions on IAS 19 and SaaS arrangements	[1]	Share capital		Share capital Balance at January 1, 2019 after impact of IFRIC agenda decisions on IAS 19 and SaaS arrangements	[1]	Additional paid-in capital		Additional paid-in capital Balance at January 1, 2019 after impact of IFRIC agenda decisions on IAS 19 and SaaS arrangements	[1]	Treasury shares		Treasury shares Balance at January 1, 2019 after impact of IFRIC agenda decisions on IAS 19 and SaaS arrangements	[1]	Reserves and retained earnings		Reserves and retained earnings Impact of applying IFRIC agenda decision on IAS 19	[1]	Reserves and retained earnings Impact of applying IFRIC agenda decision on SaaS arrangements	[1]	Reserves and retained earnings Balance at January 1, 2019 after impact of IFRIC agenda decisions on IAS 19 and SaaS arrangements	[1]	Stock options and other share- based payments		Stock options and other share- based payments Balance at January 1, 2019 after impact of IFRIC agenda decisions on IAS 19 and SaaS arrangements	[1]	Other comprehensive income		Other comprehensive income Balance at January 1, 2019 after impact of IFRIC agenda decisions on IAS 19 and SaaS arrangements	[1]	Attributable to non- controlling interests		Attributable to non- controlling interests Balance at January 1, 2019 after impact of IFRIC agenda decisions on IAS 19 and SaaS arrangements	[1]
Beginning balance at Dec. 31, 2018		€ 59,035		€ 171		€ (31)	[1]	€ 59,175		€ 58,876		€ 171		€ (31)		€ 59,016		€ 2,495		€ 2,495		€ 13		€ 13		€ (153)		€ (153)		€ 53,093		€ 171		€ (31)		€ 53,233		€ 3,596		€ 3,596		€ (168)		€ (168)		€ 159		€ 159
Other comprehensive income for the period		684	[2]							685	[1]																			(128)	[1]											813	[1]			(1)	[1]
Net income for the period		2,785	[1]			(16)				2,754	[1]																			2,754	[1]															31	[1]
Comprehensive income	[1]	3,469								3,439																				2,626												813				30
Dividend paid out of earnings		(3,834)								(3,834)																				(3,834)
Payment of dividends to non-controlling interests		(14)								0																																				(14)
Share repurchase program	[3]	(12)								(12)																(12)
Share-based payment plans:
Exercise of stock options	[3]	147								147								6				141
Issuance of restricted shares and vesting of existing restricted shares	[3],[4]	0								0								7				(7)				153				(153)
Proceeds from sale of treasury shares on exercise of stock options		3								3																3
Value of services obtained from employees		252								252																												252
Tax effects of the exercise of stock options		15								15																												15
Other changes arising from issuance of restricted shares	[5]	30								30																				30
Change in non-controlling interests without loss of control		(8)								(7)																				(7)																(1)
Other	[6]	7								7																				7
Ending balance at Dec. 31, 2019		59,230	[7]							59,056	[1]							2,508	[1]			147	[1]			(9)	[1]			51,902	[1]							3,863	[1]			645	[1]			174	[1]
Other comprehensive income for the period	[1]	(4,007)								(3,987)																				14												(4,001)				(20)
Net income for the period		12,330	[2]			€ (14)				12,294	[1]																			12,294	[1]															36	[1]
Comprehensive income		8,323	[2]							8,307	[1]																			12,308	[1]											(4,001)	[1]			16	[1]
Dividend paid out of earnings		(3,937)								(3,937)																				(3,937)
Payment of dividends to non-controlling interests		(44)								0																																				(44)
Share repurchase program	[3]	(822)								(822)																(822)
Share-based payment plans:
Exercise of stock options	[3]	51								51								2				49
Issuance of restricted shares and vesting of existing restricted shares	[3],[4]	0								0								3				(3)				126				(126)
Value of services obtained from employees		274								274																												274
Tax effects of the exercise of stock options		1								1																												1
Employee share ownership plan		174								174								5				169
Other changes arising from issuance of restricted shares	[5]	2								2																				2
Ending balance at Dec. 31, 2020		63,252	[7]							63,106	[1]							2,518	[1]			362	[1]			(705)	[1]			60,149	[1]							4,138	[1]			(3,356)	[1]			146	[1]
Other comprehensive income for the period		3,307								3,296																				797												2,499				11
Net income for the period		6,279								6,223																				6,223																56
Comprehensive income		9,586								9,519																				7,020												2,499				67
Dividend paid out of earnings		(4,008)								(4,008)																				(4,008)
Payment of dividends to non-controlling interests		(49)								0																																				(49)
Share repurchase program	[3]	(382)								(382)																(382)
Share-based payment plans:
Exercise of stock options	[3]	11								11												11
Issuance of restricted shares and vesting of existing restricted shares	[3],[4]	0								0								4				(4)				148				(148)
Value of services obtained from employees		244								244																												244
Tax effects of the exercise of stock options		23								23																												23
Employee share ownership plan		168								168								5				163
Other changes in non-controlling interests	[8]	186								0																																				186
Ending balance at Dec. 31, 2021		€ 69,031								€ 68,681								€ 2,527				€ 532				€ (939)				€ 63,013								€ 4,405				€ (857)				€ 350

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[3]	See Notes D.15.1., D.15.3., D.15.4. and D.15.5.
[4]	This line includes the use of existing shares to fulfill vested rights under restricted share plans.
[5]	Issuance of restricted shares to former employees of the Animal Health business and the European Generics business subsequent to the date of divestment.
[6]	This line includes the impact of the settlement of a put option granted to non-controlling interests in connection with a divestment.
[7]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[8]	This line includes changes in non-controlling interests arising from divestments and acquisitions.